Financial risk management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management
Cumulative translation adjustment	$ (4.0)	$ 19.6
Borrowings			$ 80.0
Investments and loan receivable (note 6)	$ 235.9	$ 238.4
Interest Rate Risk
Financial Risk Management
Increase in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Decrease in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Interest rate sensitivities increase effect on net income	$ 2.0	$ 1.8
Interest rate sensitivities decrease effect on net income	(0.4)	(0.5)
Interest rate sensitivities increase effect on equity	2.0	1.8
Interest rate sensitivities decrease effect on equity	(0.4)	(0.5)
Liquidity Risk
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 539.3	534.2
Term of financial liabilities	1 year
Capital Risk Management
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 539.3	534.2
Borrowings	39.7	37.1
Investments and loan receivable (note 6)	235.9	201.3
Liquid securities	231.0	191.8
Capital Risk Management | Credit Facility
Financial Risk Management
Undrawn borrowing facilities	$ 1,100.0	$ 1,100.0